Other Prepaid Expenses and Current Assets (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Value-added tax recoverable	$ 1,580,141	$ 1,902,630
Advances to suppliers	2,814,648	1,510,128
Interest receivable	656,785	0
Prepaid income tax	28,394	140,365
Other prepaid expenses	4,245,432	3,348,179
Other prepaid expenses and current assets, net of allowance for doubtful accounts	$ 9,325,400	$ 6,901,302